Life Insurance Operations	6 Months Ended
Sep. 30, 2022
Insurance [Abstract]
Life Insurance Operations
17.	Life Insurance Operations
Life insurance premiums and related investment income for the six and three months ended September 30, 2021 and 2022 consist of the following:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Life insurance premiums	¥208,475	¥220,762
Life insurance related investment income*	24,322	42,449

	¥232,797	¥263,211

*
Life insurance related investment income for the six months ended September 30, 2021 and 2022 include net unrealized holding
a
gain of ¥9,689
million and a loss of
¥9,465 million on equity securities held as of September 30, 2021 and 2022, respectively.

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Life insurance premiums	¥110,822	¥117,752
Life insurance related investment income*	13,877	19,182

	¥124,699	¥136,934

*
Life insurance related investment income for the three months ended September 30, 2021 and 2022 include net unrealized holding
a
gain of ¥5,543
million and a loss of ¥1,222 million on equity securities held as of September 30, 2021 and 2022, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2021 and 2022, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Reinsurance benefits	¥852	¥657
Reinsurance premiums	(2,226)	(2,390)

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Reinsurance benefits	¥507	¥344
Reinsurance premiums	(1,097)	(1,199)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the six months ended September 30, 2021 and 2022 amounted to ¥11,339 million and ¥7,884 million, respectively. In addition, amortization charged to income for the three months ended September 30, 2021 and 2022 amounted to ¥6,144 million and ¥5,305 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2021 and 2022 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥10,863	¥(11,820)
Net gains or losses from derivative contracts :	(1,161)	252
Futures	(1,123)	852
Foreign exchange contracts	(38)	(600)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(40,285)	¥(28,645)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	47,016	16,966
Changes in the fair value of the reinsurance contracts	733	(488)

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥5,592	¥(1,259)
Net gains or losses from derivative contracts :	(878)	(1)
Futures	(863)	173
Foreign exchange contracts	(15)	(174)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(18,353)	¥(10,508)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	21,525	8,304
Changes in the fair value of the reinsurance contracts	314	30